Financial costs - net - Summary of Financial (Costs) Income (Details) - MXN ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial income:
Interest income			$ 43,625	$ 12,866	$ 16,640	$ 11,686	$ 7,381
Interest generated by short term bank deposits			48,341
Gain on fair value valuation of derivative financial instrument			7,287
Other commissions			10,248	7,644	9,429	8,154	607
Financial income	$ 47,642	$ 7,388	109,501	20,510	26,069	19,840	7,988
Financial costs:
Interest cost on lease liabilities			(757,618)	(526,566)	(762,872)	(507,875)	(440,678)
Interest cost on Promissory Notes			(82,588)	(459,621)	(619,779)	(615,592)	(537,411)
Loss related to modification of Promissory Notes					(55,527)
Loss related to remeasurement of Promissory Notes					(28,709)
Interest on bonus payable to related parties			(1,191)	(3,604)	(4,523)	(3,460)	(3,077)
Reverse factoring and other commissions			(18,754)	(3,154)
Interest cost on credit lines			(41,591)		(30,473)
Interest cost on financing of transportation and store equipment (Debt)			(22,313)	(14,923)	(25,224)	(41,859)	(23,369)
Financial costs	(286,930)	(298,527)	924,055	1,007,868	(1,527,107)	(1,168,786)	(1,004,535)
Exchange rate fluctuation:
Gain for exchange rate fluctuation			444,415	440,447	667,118	285,990	2,853
Loss for exchange rate fluctuation			(59,080)	(36,525)	(60,848)	(21,060)	(125,221)
Gain (loss) for exchange rate fluctuation - net	$ 210,191	$ (145,667)	385,335	403,922	606,270	264,930	(122,368)
Financial costs - net			$ (429,219)	$ (583,436)	$ (894,768)	$ (884,016)	$ (1,118,915)